Stock-Based Compensation Plans	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Stock-Based Compensation Plans

29. STOCK-BASED COMPENSATION PLANS
Cenovus has a number of stock-based compensation plans that include NSRs, Cenovus replacement stock options, performance share units (“PSUs”), restricted share units (“RSUs”) and deferred share units (“DSUs”).
A) Employee Stock Options
Cenovus has an Employee Stock Option Plan that provides employees with the opportunity to exercise an option to purchase a common share of the Company. Option exercise prices approximate the market value for the common shares on the date the options were issued. Options granted are exercisable at 30 percent of the number granted after one year, an additional 30 percent of the number granted after two years and are fully exercisable after three years. Options expire after seven years.
Options issued by the Company have associated NSRs. The NSR, in lieu of exercising the option, gives the option holder the right to receive the number of common shares that could be acquired with the excess value of the market price of Cenovus's common shares at the time of exercise over the exercise price of the option. Alternatively, the holder may elect to exercise the option and receive a net cash payment equal to the excess of the market price received from the sale of the common shares over the exercise price of the option.
The NSRs vest and expire under the same terms and conditions of the underlying option.
Stock Options With Associated Net Settlement Rights
The weighted average unit fair value of NSRs granted during the year ended December 31, 2024, was $5.20 before considering forfeitures, which are considered in determining total cost for the period. The fair value of each NSR was estimated on its grant date using the Black-Scholes-Merton valuation model with weighted average assumptions as follows:

Risk-Free Interest Rate (percent)	3.51
Expected Dividend Yield (percent)	2.37
Expected Volatility (1) (percent)	23.64
Expected Life (years)	5.39
(1)Expected volatility has been based on historical share volatility of the Company.
For the year ended December 31, 2024, 793 thousand NSRs, with a weighted average exercise price of $11.97, were exercised and settled for 562 thousand common shares.

	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
For the year ended December 31, 2024	(thousands)	($/unit)
Outstanding, Beginning of Year	11,895	13.66
Granted	2,427	23.90
Exercised	(5,251)	10.77
Forfeited	(416)	23.16
Expired	(2)	24.60
Outstanding, End of Year	8,653	17.83

	Outstanding			Exercisable
As at December 31, 2024	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options with Associated Net Settlement Rights	Weighted Average Exercise Price
Range of Exercise Price ($/unit)	(thousands)	(years)	($/unit)	(thousands)	($/unit)
5.00 to 9.99	1,486	2.47	8.87	1,486	8.87
10.00 to 14.99	2,004	2.08	11.70	1,902	11.69
15.00 to 19.99	1,560	4.13	19.88	902	19.88
20.00 to 24.99	3,373	5.75	23.84	448	24.14
25.00 to 29.99	230	6.46	27.21	3	27.71
	8,653	4.06	17.83	4,741	13.55
Cenovus Replacement Stock Options
For the year ended December 31, 2024, 577 thousand Cenovus replacement stock options, with a weighted average exercise price of $7.48, were exercised and net settled for cash and 37 thousand Cenovus replacement stock options were exercised with a weighted average price of $5.17 and settled for 29 thousand common shares.
The Company recorded a liability of $5 million as at December 31, 2024, (December 31, 2023 – $12 million) for Cenovus replacement stock options based on the fair value at year end using the Black-Scholes-Merton valuation model.
As at December 31, 2024, there were 348 thousand outstanding and exercisable Cenovus replacement stock options, with a remaining life of 0.47 years and a weighted average exercise price of $3.54.

	Number of Cenovus Replacement Stock Options	Weighted Average Exercise Price
For the year ended December 31, 2024	(thousands)	($/unit)
Outstanding, Beginning of Year	1,005	6.49
Exercised	(614)	7.34
Expired	(43)	18.35
Outstanding, End of Year	348	3.54
B) Performance Share Units
Cenovus has granted PSUs to certain employees under its Performance Share Unit Plan for Employees. The PSUs are time-vested whole-share units that entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. PSUs granted under the Performance Share Unit Plan for Local Employees in the Asia Pacific region may only be settled in cash.
The number of PSUs eligible to vest is determined by a multiplier that ranges from zero percent to 200 percent and is based on the Company achieving key pre-determined performance measures. PSUs vest after three years.
The Company has recorded a liability of $80 million as at December 31, 2024, (December 31, 2023 – $238 million) for PSUs based on the market value of Cenovus’s common shares at the end of the year. PSUs are paid out upon vesting and, as a result, the intrinsic value was $nil as at December 31, 2024.

Number of Performance Share Units
For the year ended December 31, 2024	(thousands)
Outstanding, Beginning of Year	10,243
Granted	6,368
Vested and Paid Out	(8,903)
Forfeited	(742)
Units Granted in Lieu of Base Dividends	244
Outstanding, End of Year	7,210
C) Restricted Share Units
Cenovus granted RSUs to certain employees under its Restricted Share Unit Plan for Employees. RSUs are whole-share units and entitle employees to receive, upon vesting, either a common share of Cenovus or a cash payment equal to the value of a Cenovus common share. RSUs vest over three years. RSUs granted under the Performance Share Unit Plan for Local Employees in the Asia Pacific region may only be settled in cash.
The Company recorded a liability of $105 million as at December 31, 2024, (December 31, 2023 – $97 million) for RSUs based on the market value of Cenovus’s common shares at the end of the year. As RSUs are paid out upon vesting, the intrinsic value of vested RSUs was $nil as at December 31, 2024.

Number of Restricted Share Units
For the year ended December 31, 2024	(thousands)
Outstanding, Beginning of Year	7,234
Granted	3,393
Vested and Paid Out	(2,286)
Forfeited	(466)
Units Granted in Lieu of Base Dividends	273
Outstanding, End of Year	8,148
D) Deferred Share Units
Under two Deferred Share Unit Plans, Cenovus directors, officers and certain employees may receive DSUs, which are equivalent in value to a common share of the Company. Eligible employees have the option to convert either zero, 25, 50, 75 or 100 percent of their annual bonus award into DSUs. DSUs vest immediately, are settled in cash and are redeemed in accordance with the terms of the agreement and expire on December 15 of the calendar year following the year of cessation of directorship or employment.
The Company recorded a liability of $38 million as at December 31, 2024 (December 31, 2023 – $37 million) for DSUs based on the market value of Cenovus’s common shares at the end of the year. The intrinsic value of vested DSUs equals the carrying value as DSUs vest at the time of grant.

Number of Deferred Share Units
For the year ended December 31, 2024	(thousands)
Outstanding, Beginning of Year	1,691
Granted to Directors	126
Granted	72
Units Granted in Lieu of Dividends	58
Redeemed	(186)
Outstanding, End of Year	1,761
E) Total Stock-Based Compensation

For the years ended December 31,	2024	2023
Stock Options With Associated Net Settlement Rights	12	11
Cenovus Replacement Stock Options	1	(5)
Performance Share Units	48	47
Restricted Share Units	60	46
Deferred Share Units	5	(2)
Total Stock-Based Compensation Expense (Recovery)	126	97